Accounting Policies (Previously Reported Third-Party Distribution, Service And Advisory And Marketing Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Third-party distribution, service and advisory expenses	$ 1,308.2	$ 1,279.4	$ 1,051.0
Marketing expenses	102.2	85.3	77.8
As Previously Reported [Member]
Third-party distribution, service and advisory expenses			972.7
Marketing expenses			159.6
Third-Party Distribution, Service And Advisory Expenses [Member]
Third-party distribution, service and advisory expenses			(2.8)
Reclassification			81.1
Marketing Expenses [Member]
Third-party distribution, service and advisory expenses			(0.7)
Reclassification			$ (81.1)